Statements of Operations	6 Months Ended
Jun. 30, 2020
Income Statement Related Disclosures [Abstract]
Statements of Operations

Note 6 - Statements of Operations

A.Selling, general and administrative expenses

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	U.S. Dollars (in thousands)

Selling (1)	9,551	9,416	4,807	4,618	19,294
General and administrative	3,787	3,571	1,972	1,794	7,187

	13,338	12,987	6,779	6,412	26,481

(1) Including shipping and handling costs	1,137	548	672	271	1,063

B.Financial income (expenses), net

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	U.S. Dollars (in thousands)

Interest income	730	618	344	302	1,412
Other, net (1)	(79)	(466)	(68)	(167)	(611)

	651	152	276	135	801
(1) Including foreign currency expense resulting from transactions not denominated in U.S. Dollars	(22)	(389)	(39)	(125)	(352)